Ordinary Shares (Details) - USD ($)			12 Months Ended
	Jan. 23, 2023	Dec. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 21, 2023	Mar. 08, 2022	Mar. 26, 2021
Ordinary Shares [Line Items]
Issuance share price (in Dollars per share)						$ 2.68		$ 13.4
Gross proceeds (in Dollars)				$ 1,575,562
Share issued price (in Dollars per share)	$ 1
Maximum [Member]
Ordinary Shares [Line Items]
Authorized share capital	10
Minimum [Member]
Ordinary Shares [Line Items]
Authorized share capital	1
Employees and External Consultants [Member]
Ordinary Shares [Line Items]
Issued fully vested shares						65,770
Issued fully vested shares (in Dollars per share)						$ 2.68
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Aggregate offering price (in Dollars)									$ 15,000,000
Number of shares issued	10			215,959
Issuance share price (in Dollars per share)				$ 7.53
Gross proceeds (in Dollars)				$ 1,600,000
Transactions costs (in Dollars)				$ 50,183
Authorized share capital	1
Share issued price (in Dollars per share)	$ 1
Ordinary per share (in Dollars per share)	$ 10		$ 0.00001	$ 0.00001
Additional ordinary share	8,018
Ordinary shares, shares issued			3,811,823	2,937,921		70,430
Ordinary share is entitled to vote		1	one
Class A Ordinary Shares [Member] | Share Option [Member]
Ordinary Shares [Line Items]
Ordinary shares to exercise option			427,060,791	6,712
Class A Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)							$ 10
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Number of shares issued	10
Authorized share capital	1
Share issued price (in Dollars per share)	$ 10
Ordinary per share (in Dollars per share)			$ 0.00001	$ 0.00001
Ordinary shares, shares issued			1,796,934	2,243,776
Shares holders upon conversion			446,842
Ordinary share is entitled to vote		10	ten
Class B Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)							$ 0.00001
Convertible Notes [Member]
Ordinary Shares [Line Items]
Shares holders upon conversion				1,250,000